Schedule of other expenses and financial costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Travel & related expenses	$ (141,196)	$ (118,292)	$ (7,558)
Legal expenses			(93,801)
Insurance expenses	(45,083)	(68,167)	(59,685)
Business expenses	(26,772)	(24,204)	(4,958)
Foreign exchange gain		(34,416)	33,487
Total other expenses	(213,051)	(245,079)	(132,515)
Implied interest expense related to convertible notes		(666,534)
Interest expense	(41,389)	(68,271)	(40,106)
Bank charges	(4,322)	(9,182)	(8,155)
Merchant facility fees	(59,656)	(4,203)	(10,652)
Total finance costs	$ (105,367)	$ (748,190)	$ (58,913)